INVENTORIES (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Inventories [abstract]
Consumable stores	R 165.6	R 145.2
Gold in process	95.6	99.6
Finished stock - Gold Bullion	62.2	59.8
Total inventories	323.4	304.6
Stockpiles of sand material	R 13.7	R 20.3